Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Intangible assets, Accumulated amortization	$ 509	$ 387
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	400,000,000	400,000,000
Common stock, shares issued	76,804,474	77,180,429
Common stock, shares outstanding	76,804,474	77,180,429